Property, Plant and Equipment - Assets Under Finance Lease (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance lease	$ 464	$ 487
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance lease	141	152
Oil and Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance lease	$ 323	$ 335